Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Property, Plant and Equipment

	Oyu Tolgoi
Year Ended December 31, 2020	Mineral property interests	Plant and equipment (c)	Capital works in progress	Other capital assets	Total
Net book value:
January 1, 2020	723,516	3,126,331	5,931,750	1,050	9,782,647
Additions (b)	5,965	—	982,582	—	988,547
Interest capitalized (Note 7)	—	—	337,727	—	337,727
Changes to decommissioning obligations (Note 17)	26,529	—	—	—	26,529
Depreciation for the period	(60,458)	(145,979)	—	(114)	(206,551)
Disposals and write offs	—	(858)	(529)	—	(1,387)
Transfers and other movements	—	32,028	(32,028)	—	—
December 31, 2020	$695,552	$3,011,522	$7,219,502	$936	$10,927,512
Cost	1,303,134	4,868,370	7,584,209	1,131	13,756,844
Accumulated depreciation / impairment	(607,582)	(1,856,848)	(364,707)	(195)	(2,829,332)
December 31, 2020	$695,552	$3,011,522	$7,219,502	$936	$10,927,512
Non-current assets pledged as security (a)	$695,552	$3,011,522	$7,219,502	$—	$10,926,576

	Oyu Tolgoi
Year Ended December 31, 2019	Mineral property interests	Plant and equipment (c)	Capital works in progress	Other capital assets	Total
Net book value:
January 1, 2019 as previously reported	$799,113	$3,263,447	$4,775,745	$—	$8,838,305
Impact of change in accounting policy	—	14,431	—	—	14,431
January 1, 2019 restated	$799,113	$3,277,878	$4,775,745	$—	$8,852,736
Additions	56,083	430	1,299,162	1,131	1,356,806
Interest capitalized (Note 7)	—	—	396,922	—	396,922
Changes to decommissioning obligations	(32,688)	—	—	—	(32,688)
Depreciation for the period	(46,985)	(144,825)	—	(81)	(191,891)
Impairment charges (d)	(52,007)	(180,192)	(364,707)	—	(596,906)
Disposals and write offs	—	(2,184)	(148)	—	(2,332)
Transfers and other movements	—	175,224	(175,224)	—	—
December 31, 2019	$723,516	$3,126,331	$5,931,750	$1,050	$9,782,647
Cost	1,270,641	4,840,318	6,296,457	1,131	12,408,547
Accumulated depreciation / impairment	(547,125)	(1,713,987)	(364,707)	(81)	(2,625,900)
December 31, 2019	$723,516	$3,126,331	$5,931,750	$1,050	$9,782,647
Non-current assets pledged as security (a)	$723,516	$3,126,331	$5,931,750	$—	$9,781,597

(a)
In addition to property, plant and equipment, at December 31, 2020 current and non-current
inventory of $197.9 million (December 31, 2019 - $175.7 million) and $37.6 million (December 31, 2019 - $29.0 million) respectively, and cash at bank and on hand of $47.7 million (December 31, 2019 - $86.2 million) are pledged as security for the project finance facility.

(b)
Pre-production
sales proceeds of $26.1 million and associated costs of $5.4 million have been recorded as a net reduction to additions to Capital works in progress during the year ended December 31, 2020 (2019: nil).

(c)	Plant and equipment comprises owned and leased assets:

Schedule of detailed information about property and plant equipment and leased assets

	December 31, 2020	December 31, 2019
Plant and equipment owned	$10,923,294	$9,773,937
Right of use assets	4,218	8,710
	$10,927,512	$9,782,647

Summary of quantitative information about right- of-use assets
The Company leases certain assets including warehouse and office facilities as well as transportation equipment, substantially all at Oyu Tolgoi. Information about leases for which the Company is a lessee is presented below:

	Year Ended December 31,
	2020	2019
Plant and equipment:
Opening Carrying Amount	$8,710	$14,431
Additions	$—	1,561
Depreciation for the period	(4,492)	(7,282)
	$4,218	$8,710